DEBT Long term and Short term debt- unamortized cost (Details) - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
3.30% Senior Notes 2019
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 1	$ 2
4.55% Senior Notes 2024
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	3	4
4.60% Senior Notes due 2027
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 6	$ 6